SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Chengdu future talented management and consulting co, ltd [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	¥ 26,074	¥ 30,000	¥ 30,000
Antelope holdings (chengdu) co., ltd [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	46,889	65,250	62,250
Hainan antelope holding [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	63,726	63,726	63,726
Antelope future yangpu [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	60,970	63,726	63,726
Antelope investment hainan [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	50,000	50,000	50,000
Antelope ruicheng investment [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	47,245	50,000	50,000
Hainan kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology		4,500
Anhui kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	2,900	4,900
Wenzhou kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	5,000
Hubei kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	5,000
Jiangxi kylin cloud service technology [member]
IfrsStatementLineItems [Line Items]
Jiangxi Kylin Cloud Service Technology	¥ 5,000